Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary and Statutory Prospectus Supplement dated December 3, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus for the Fund listed below:

Invesco V.I. Balanced-Risk Allocation Fund
This supplement amends the Summary and Statutory Prospectuses of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses:
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three asset classes will be achieved primarily through investments in derivative instruments (generally having aggregate notional exposure exceeding 65% of the Fund’s net assets), including, but not limited to, futures, options, currency forward contracts and swap agreements.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter-term views of the market. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund may hold long and short positions in derivatives and in investments in each of the three asset classes; however, the Fund will typically maintain net long exposure to each asset class, such that the Fund is expected to benefit from general price appreciation of investments in that asset class. The Fund’s use of derivatives and the leveraged investment exposure created by its use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage, including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, the Fund gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class selected in the first step to construct a portfolio that they believe is risk-balanced across the three asset classes. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether an asset class and investments in that asset class are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on an asset class and related investments. Lastly, the portfolio managers assess the impact of historic price movements for each asset class and related investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight positions (incurring additional exposure relative to the strategic allocation) and under-weight positions (incurring less exposure relative to the strategic allocation) for the asset classes and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large, mid or small cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in exchange-traded funds (ETFs) that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s fixed income exposure will be achieved through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity. The Fund’s commodity exposure will be achieved through investments in commodity futures and swaps, commodity related ETFs and exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity related ETFs and ETNs and commodity-linked notes. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary, may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary will also hold cash and cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain a substantial amount of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
The following Risks are added in alphabetical order under the heading “Principal Risks of Investing in the Fund” in the Summary and Statutory Prospectuses:
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Factor-Based Strategy Risk. Although the Fund may have investments that track equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, there is no guarantee that this strategy will be successful.
The following information is added as the last sentence under the heading “Principal Risks of Investing in the Fund – Foreign Securities Risk” in the Summary and Statutory Prospectuses:
For instance, the use of currency forward contracts could reduce performance if there are unanticipated changes in currency exchange rates.
The following replaces the information appearing under the heading “Principal Risks of Investing in the Fund – Volatility Risk” in the Summary and Statutory Prospectuses:
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time.

Invesco V.I. Balanced-Risk Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary and Statutory Prospectus Supplement dated December 3, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus for the Fund listed below:

Invesco V.I. Balanced-Risk Allocation Fund
This supplement amends the Summary and Statutory Prospectuses of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses:
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three asset classes will be achieved primarily through investments in derivative instruments (generally having aggregate notional exposure exceeding 65% of the Fund’s net assets), including, but not limited to, futures, options, currency forward contracts and swap agreements.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter-term views of the market. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund may hold long and short positions in derivatives and in investments in each of the three asset classes; however, the Fund will typically maintain net long exposure to each asset class, such that the Fund is expected to benefit from general price appreciation of investments in that asset class. The Fund’s use of derivatives and the leveraged investment exposure created by its use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage, including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, the Fund gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class selected in the first step to construct a portfolio that they believe is risk-balanced across the three asset classes. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether an asset class and investments in that asset class are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on an asset class and related investments. Lastly, the portfolio managers assess the impact of historic price movements for each asset class and related investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight positions (incurring additional exposure relative to the strategic allocation) and under-weight positions (incurring less exposure relative to the strategic allocation) for the asset classes and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large, mid or small cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in exchange-traded funds (ETFs) that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s fixed income exposure will be achieved through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity. The Fund’s commodity exposure will be achieved through investments in commodity futures and swaps, commodity related ETFs and exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity related ETFs and ETNs and commodity-linked notes. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary, may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary will also hold cash and cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain a substantial amount of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
The following Risks are added in alphabetical order under the heading “Principal Risks of Investing in the Fund” in the Summary and Statutory Prospectuses:
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Factor-Based Strategy Risk. Although the Fund may have investments that track equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, there is no guarantee that this strategy will be successful.
The following information is added as the last sentence under the heading “Principal Risks of Investing in the Fund – Foreign Securities Risk” in the Summary and Statutory Prospectuses:
For instance, the use of currency forward contracts could reduce performance if there are unanticipated changes in currency exchange rates.
The following replaces the information appearing under the heading “Principal Risks of Investing in the Fund – Volatility Risk” in the Summary and Statutory Prospectuses:
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time.